Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Completion Fund Series
Entity Central Index Key	0002020645
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Capital Group Core Bond Completion Fund - Class M
Shareholder Report [Line Items]
Fund Name	Capital Group Core Bond Completion Fund
Class Name	Class M
Trading Symbol	CBCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Core Bond Completion Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CGCBCF-M. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CGCBCF-M
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1	0.00% 2,3
1
Amount less than $1.
2
Amount less than 0.01%
3
Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2],[3]
Net Assets	$ 40,000,000
Holdings Count | Holding	471
Investment Company, Portfolio Turnover	327.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 40
Total number of portfolio holdings	471
Portfolio turnover rate including mortgage dollar roll transactions	327%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	62.15%
Mortgage-backed obligations	16.83%
Asset-backed obligations	13.53%
U.S. Treasury bonds & notes	5.87%
Bonds & notes of governments & government agencies outside the U.S.	3.84%
Municipals	0.45%
TBA sale commitments:
Mortgage-backed obligations	(13.16) %
Short term securities & other assets less liabilities *	10.49%
Total	100.00%
*Includes derivatives.

Capital Group Core Plus Completion Fund - Class M
Shareholder Report [Line Items]
Fund Name	Capital Group Core Plus Completion Fund
Class Name	Class M
Trading Symbol	CPCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Core Plus Completion Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CPLUCF-M. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CPLUCF-M
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1	0.00% 2,3
1
Amount less than $1.
2
Amount less than 0.01%
3
Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2],[3]
Net Assets	$ 34,000,000
Holdings Count | Holding	418
Investment Company, Portfolio Turnover	352.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 34
Total number of portfolio holdings	418
Portfolio turnover rate including mortgage dollar roll transactions	352%
Portfolio turnover rate excluding mortgage dollar roll transactions	46%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	54.00%
Mortgage-backed obligations	28.20%
Asset-backed obligations	19.78%
Bonds & notes of governments & government agencies outside the U.S.	6.44%
Loans	1.28%
U.S. Treasury bonds & notes	0.82%
Equities:
Common stocks	0.21%
Convertible securities:
Convertible bonds & notes	0.10%
Convertible stocks	0.06%
TBA sale commitments:
Mortgage-backed obligations	(13.86) %
Short term securities & other assets less liabilities	2.97 * %
Total	100.00%
*Includes derivatives.

Capital Group Municipal Income Completion Fund - Class M
Shareholder Report [Line Items]
Fund Name	Capital Group Municipal Income Completion Fund
Class Name	Class M
Trading Symbol	MICOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Municipal Income Completion Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CGMICF-M. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CGMICF-M
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1	0.00% 2,3
1
Amount less than $1.
2
Amount less than 0.01%
3
Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2],[3]
Net Assets	$ 30,000,000
Holdings Count | Holding	80
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30
Total number of portfolio holdings	80
Portfolio turnover rate	12%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives

[1]	Amount less than $1.
[2]	Amount less than 0.01%
[3]	Annualized.